Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Foreign Currency Risk [Line Items]
The Group's cash and cash equivalents and restricted cash		$ 59,966,031		$ 84,859,915	$ 27,026,240	$ 41,344,623
RMB
Foreign Currency Risk [Line Items]
The Group's cash and cash equivalents and restricted cash	¥ 139,905,845	$ 20,054,735	¥ 74,384,717	$ 10,838,197